Intangible Asset, Net - Schedule of Intangible asset, Net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (909,941)		¥ (334,865)
Intangible asset, net	48,717,132	$ 6,994,964	0
Land use right
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	49,292,208		0
Franchise right
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 334,865		¥ 334,865